Consolidated VIEs and Noncontrolling Interests - 424 Fifth Venture (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 29, 2020
Variable Interest Entity [Line Items]
Impairment loss		$ 0.0	$ 0.0	$ 120.0
Payments to noncontrolling interests		$ 31.0
424 Fifth Venture
Variable Interest Entity [Line Items]
Ownership percentage					17.20%
Payment to subsidiary	$ 128.0
Return of capital from subsidiary	272.0
Lease terms		20 years
Guarantees	1,200.0
Escrow deposit	200.0
Real Estate Investment Held by 424 Fifth Venture
Variable Interest Entity [Line Items]
Impairment loss				54.0
WPI Fund | 424 Fifth Venture
Variable Interest Entity [Line Items]
Ownership percentage					44.80%
Another Investor | 424 Fifth Venture
Variable Interest Entity [Line Items]
Ownership percentage					38.00%
424 Fifth Venture
Variable Interest Entity [Line Items]
Proceeds from sale of real estate	978.0
Proceeds from sale of land	357.0
Proceeds from sale of construction in progress	654.0
Proceeds from sale of real estate, net of holdbacks	930.0
Sale of real estate, holdbacks				$ 15.0
Sale of real estate, holdbacks received		$ 5.0	$ 10.0
Payments to noncontrolling interests	315.0
Payments to noncontrolling interests, return of capital	$ 43.0